Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense of intangible assets	$ 15,237,066	$ 12,675,687	$ 5,457,136